Consolidated cash flow statement of Aegon N.V. (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Interest received	€ 5,114	€ 5,999	€ 5,914
Dividends received	1,751	1,702	1,222
Interest paid	491	407	400
Dividend received from joint ventures and associates	€ 138	€ 130	€ 97